Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020, and that were included in the Company’s Consolidated Statements of Condition at those dates:

	Fair Value Measurements at March 31, 2021
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Adjustments	Total Fair Value
Assets:
Mortgage-Related Debt Securities Available for Sale:
GSE certificates	$—	$1,209,318	$—	$—	$1,209,318
GSE CMOs	—	1,986,270	—	—	1,986,270

Total mortgage-related debt securities	$—	$3,195,588	$—	$—	$3,195,588

Other Debt Securities Available for Sale:
U. S. Treasury obligations	$64,998	$—	$—	$—	$64,998
GSE debentures	—	1,368,341	—	—	1,368,341
Asset-backed securities	—	520,773	—	—	520,773
Municipal bonds	—	26,011	—	—	26,011
Corporate bonds	—	882,070	—	—	882,070
Foreign notes	—	25,993			25,993
Capital trust notes	—	94,131	—	—	94,131

Total other debt securities	$64,998	$2,917,319	$—	$—	$2,982,317

Total debt securities available for sale	$64,998	$6,112,907	$—	$—	$6,177,905

Equity securities:
Mutual funds	—	15,801	—	—	15,801

Total equity securities	$—	$15,801	$—	$—	$15,801

Total securities	$64,998	$6,128,708	$—	$—	$6,193,706

	Fair Value Measurements at December 31, 2020
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Adjustments	Total Fair Value
Assets:
Mortgage-Related Debt Securities Available for Sale:
GSE certificates	$—	$1,209,610	$—	$—	$1,209,610
GSE CMOs	—	1,828,715	—	—	1,828,715

Total mortgage-related debt securities	$—	$3,038,325	$—	$—	$3,038,325

Other Debt Securities Available for Sale:
U.S. Treasury obligations	$64,985	$—	$—	$—	$64,985
GSE debentures	—	1,158,302	—	—	1,158,302
Asset-backed securities	—	527,099	—	—	527,099
Municipal bonds	—	26,311	—	—	26,311
Corporate bonds	—	882,226	—	—	882,226
Foreign notes	—	25,538			25,538
Capital trust notes	—	90,547	—	—	90,547

Total other debt securities	$64,985	$2,710,023	$—	$—	$2,775,008

Total debt securities available for sale	$64,985	$5,748,348	$—	$—	$5,813,333

Equity securities:
Preferred stock	$15,493	$—	$—	$—	$15,493
Mutual funds	—	16,083	—	—	16,083

Total equity securities	$15,493	$16,083	$—	$—	$31,576

Total securities	$80,478	$5,764,431	$—	$—	$5,844,909

The following tables present assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2020 and 2019, and that were included in the Company’s Consolidated Statements of Condition at those dates:

	Fair Value Measurements at December 31, 2020
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Adjustments	Total Fair Value
Assets:
Mortgage-related Debt Securities Available for Sale:
GSE certificates	$—	$1,209,610	$—	$—	$1,209,610
GSE CMOs	—	1,828,715	—	—	1,828,715

Total mortgage-related debt securities	$—	$3,038,325	$—	$—	$3,038,325

Other Debt Securities Available for Sale:
U. S. Treasury obligations	$64,985	$—	$—	$—	$64,985
GSE debentures	—	1,158,302	—	—	1,158,302
Asset-backed securities	—	527,099	—	—	527,099
Municipal bonds	—	26,311	—	—	26,311
Corporate bonds	—	882,226	—	—	882,226
Foreign notes	—	25,538	—	—	25,538
Capital trust notes	—	90,547	—	—	90,547

Total other debt securities	$64,985	$2,710,023	$—	$—	$2,775,008

Total debt securities available for sale	$64,985	$5,748,348	$—	$—	$5,813,333

Equity securities:			—	—
Preferred stock	$15,493	$—	$—	$—	$15,493
Mutual funds	—	16,083	—	—	16,083

Total equity securities	$15,493	$16,083	$—	$—	$31,576

Total securities	$80,478	$5,764,431	$—	$—	$5,844,909

	Fair Value Measurements at December 31, 2019
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Netting Adjustments	Total Fair Value
Assets:
Mortgage-Related Debt Securities Available for Sale:
GSE certificates	$—	$1,552,623	$—	$—	$1,552,623
GSE CMOs	—	1,801,112	—	—	1,801,112

Total mortgage-related debt securities	$—	$3,353,735	$—	$—	$3,353,735

Other Debt Securities Available for Sale:
U.S. Treasury obligations	$41,839	$—	$—	$—	$41,839
GSE debentures	—	1,094,240	—	—	1,094,240
Asset-backed securities	—	373,254	—	—	373,254
Municipal bonds	—	26,892	—	—	26,892
Corporate bonds	—	867,182	—	—	867,182
Capital trust notes	—	95,915	—	—	95,915

Total other debt securities	$41,839	$2,457,483	$—	$—	$2,499,322

Total debt securities available for sale	$41,839	$5,811,218	$—	$—	$5,853,057

Equity securities:			—	—
Preferred stock	$15,414	$—	$—	$—	$15,414
Mutual funds and common stock	—	17,416	—	—	17,416

Total equity securities	$15,414	$17,416	$—	$—	$32,830

Total securities	$57,253	$5,828,634	$—	$—	$5,885,887

Changes in Fair Value of Loans Held For Sale	The following table presents the changes in fair value related to initial measurement, and the subsequent changes in fair value included in earnings, for MSRs for the periods indicated:

	(Loss) Gain Included in Mortgage Banking Income from Changes in Fair Value (1)
	For the Twelve Months Ended December 31,
(in thousands)	2020	2019	2018
Loans held for sale	$—	$—	$—
Mortgage servicing rights	—	—	(224)

Total loss	$—	$—	$(224)

(1)	Included in “Non-interest income.”

Summary of Carrying Values, Estimated Fair Values and Fair Value Measurement Levels of Financial Instruments	The following tables present assets and liabilities that were measured at fair value on a non-recurring
basis as of March 31, 2021 and December 31, 2020, and that were included in the Company’s Consolidated Statements of Condition at those dates:

	Fair Value Measurements at March 31, 2021 Using
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Certain nonaccrual loans (1)	$—	$—	$23,172	$23,172
Other assets (2)	—	—	10,583	10,583

Total	$—	$—	$33,755	$33,755

(1)	Represents the fair value of impaired loans, based on the value of the collateral.
(2)
Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets and equity investments without readily determinable fair values. These equity investments are classified as Level 3 due to the infrequency of the observable prices and/or the restrictions on the shares.

	Fair Value Measurements at December 31, 2020 Using
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Certain nonaccrual loans (1)	$—	$—	$41,066	$41,066
Other assets (2)	—	—	5,655	5,655

Total	$—	$—	$46,721	$46,721

(1)	Represents the fair value of impaired loans, based on the value of the collateral.
(2)
Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets and equity investments without readily determinable fair values. These equity investments are classified as Level 3 due to the infrequency of the observable prices and/or the restrictions on the shares.

The following tables present assets that were measured at fair value on a non-recurring
basis as of December 31, 2020 and 2019, and that were included in the Company’s Consolidated Statements of Condition at those dates:

	Fair Value Measurements at December 31, 2020 Using
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Certain loans (1)	$—	$—	$41,066	$41,066
Other assets (2)	—	—	5,655	5,655

Total	$—	$—	$46,721	$46,721

(1)	Represents the fair value of certain loans individually assessed for impairment, based on the value of the collateral.
(2)
Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets and equity securities without readily determinable fair values. These equity securities are classified as Level 3 due to the infrequency of the observable prices and/or the restrictions on the shares.

	Fair Value Measurements at December 31, 2019 Using
(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Certain impaired loans (1)	$—	$—	$42,767	$42,767
Other assets (2)	—	—	1,481	1,481

Total	$—	$—	$44,248	$44,248

(1)	Represents the fair value of impaired loans, based on the value of the collateral.
(2)	Represents the fair value of repossessed assets, based on the appraised value of the collateral subsequent to its initial classification as repossessed assets.

Assets and Liabilities Measured at Fair Value on Non-Recurring Basis
The following tables summarize the carrying values, estimated fair values, and fair value measurement levels of financial instruments that were not carried at fair value on the Company’s Consolidated Statements of Condition at March 31, 2021 and December 31, 2020:

	March 31, 2021
			Fair Value Measurement Using
(in thousands)	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$2,722,915	$2,722,915	$2,722,915		$—		$—
FHLB stock (1)	698,984	698,984	—		698,984		—
Loans, net	43,068,816	42,433,118	—		—		42,433,118
Financial Liabilities:
Deposits	$34,197,136	$34,215,071	$24,582,838	(2)	$9,632,233	(3)	$—
Borrowed funds	15,758,787	16,475,503	—		16,475,503		—

(1)	Carrying value and estimated fair value are at cost.
(2)	Interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing accounts.
(3)	Certificates of deposit.

	December 31, 2020
			Fair Value Measurement Using
(in thousands)	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$1,947,931	$1,947,931	$1,947,931		$—		$—
FHLB stock (1)	714,005	714,005	—		714,005		—
Loans, net	42,806,691	42,376,214	—		$—		42,376,214
Financial Liabilities:
Deposits	$32,436,813	$32,466,013	$22,106,133	(2)	$10,359,880	(3)	$—
Borrowed funds	16,083,544	16,794,338	—		16,794,338		—

(1)	Carrying value and estimated fair value are at cost.
(2)	Interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing accounts.
(3)	Certificates of deposit.

The following tables summarize the carrying values, estimated fair values, and fair value measurement levels of financial instruments that were not carried at fair value on the Company’s Consolidated Statements of Condition at December 31, 2020 and 2019:

	December 31, 2020
			Fair Value Measurement Using
(in thousands)	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$1,947,931	$1,947,931	$1,947,931		$—		$—
FHLB stock (1)	714,005	714,005	—		714,005		—
Loans and leases, net	42,806,691	42,376,214	—		—		42,376,214
Financial Liabilities:
Deposits	$32,436,813	$32,466,013	$22,106,133	(2)	$10,359,880	(3)	$—
Borrowed funds	16,083,544	16,794,338	—		16,794,338		—

(1)	Carrying value and estimated fair value are at cost.
(2)	Interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing accounts.
(3)	Certificates of deposit.

	December 31, 2019
			Fair Value Measurement Using
(in thousands)	Carrying Value	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Financial Assets:
Cash and cash equivalents	$741,870	$741,870	$741,870		$—		$—
FHLB stock (1)	647,562	647,562	—		647,562		—
Loans and leases, net	41,746,517	41,699,929	—		—		41,699,929
Financial Liabilities:
Deposits	$31,657,132	$31,713,945	$17,442,274	(2)	$14,271,671	(3)	$—
Borrowed funds	14,557,593	14,882,776	—		14,882,776		—

(1)	Carrying value and estimated fair value are at cost.
(2)	Interest-bearing checking and money market accounts, savings accounts, and non-interest-bearing accounts.
(3)	Certificates of deposit.